Fair value of financial instrument - Summary of Liabilities Designated as at Fair Value Through Profit or Loss (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Disclosure of financial liabilities [line items]
Contractual maturity amount	$ 403,623	$ 397,442
Carrying value	403,527	398,585
Difference between carrying value and contractual maturity amount	(96)	1,143
Changes in fair value attributable to changes in credit risk included in OCI for positions still held	(100)	356
Cumulative change in fair value attributable to changes in credit risk for positions still held	488	588
Term deposits - Personal [member]
Disclosure of financial liabilities [line items]
Contractual maturity amount	18,205	17,279
Carrying value	18,328	17,096
Difference between carrying value and contractual maturity amount	123	(183)
Changes in fair value attributable to changes in credit risk included in OCI for positions still held	(17)	67
Cumulative change in fair value attributable to changes in credit risk for positions still held	72	89
Term deposits - Business and government [member]
Disclosure of financial liabilities [line items]
Contractual maturity amount	131,830	106,153
Carrying value	131,630	107,466
Difference between carrying value and contractual maturity amount	(200)	1,313
Changes in fair value attributable to changes in credit risk included in OCI for positions still held	(75)	281
Cumulative change in fair value attributable to changes in credit risk for positions still held	416	491
Term deposits - Bank [member]
Disclosure of financial liabilities [line items]
Contractual maturity amount	17,253	18,016
Carrying value	17,251	18,015
Difference between carrying value and contractual maturity amount	(2)	(1)
Term deposits [member]
Disclosure of financial liabilities [line items]
Contractual maturity amount	167,288	141,448
Carrying value	167,209	142,577
Difference between carrying value and contractual maturity amount	(79)	1,129
Changes in fair value attributable to changes in credit risk included in OCI for positions still held	(92)	348
Cumulative change in fair value attributable to changes in credit risk for positions still held	488	580
Obligations related to assets sold under repurchase agreements and securities loaned [member]
Disclosure of financial liabilities [line items]
Contractual maturity amount	236,164	255,908
Carrying value	236,147	255,922
Difference between carrying value and contractual maturity amount	(17)	14
Changes in fair value attributable to changes in credit risk included in OCI for positions still held	(8)	8
Cumulative change in fair value attributable to changes in credit risk for positions still held		8
Other liabilities [member]
Disclosure of financial liabilities [line items]
Contractual maturity amount	171	86
Carrying value	$ 171	$ 86